EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

New credit facility

On March 10, 2020, VEON Holdings B.V. amended and restated the existing facility with JSC Alfa-Bank, increasing its size and utilization from RUB 17.5 billion to RUB 30 billion. Following this amendment and restatement, the final maturity of this facility has been set to March 10, 2025.

GTH bonds repayment

On February 24, 2020, GTH Finance B.V., the Company’s subsidiary, repaid at par the US$500 6.25% bonds finally maturing April 26, 2020.
Final 2019 dividend of US 15 cents per share approved by Board of Directors
On February 14, 2019, the Company announced that the VEON’s Board of Directors approved a final dividend of US 15 per share for 2019 bringing total 2019 dividends to US 28 cents per share, in line with the Group's dividend policy. The record date for the Company's shareholders entitled to receive the final dividend payment has been set for February 27, 2020. It is expected that the final dividend will be paid in March 2020. The Company will make appropriate tax withholdings of up to 15% when the dividend is paid to the Company’s share depositary, The Bank of New York Mellon. For ordinary shareholders at Euronext Amsterdam, the final dividend of US 15 cents per share will be paid in euro.
US$300 tap issuance of existing senior notes

On January 14, 2020, VEON Holdings B.V., the Company's wholly-owned subsidiary, issued US$300 in senior unsecured notes due in 2025, to be consolidated and form a single series with the US$700 4.00% senior notes due in 2025 issued by VEON Holdings B.V. on October 9, 2019. VEON intends to use the net proceeds of the tap issuance to refinance certain existing outstanding debt and address upcoming debt maturities and for general corporate purposes.